BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS
October 31, 2025 (Unaudited)

COMMON STOCKS - 50.6%	Shares	Value
Communication Services - 3.6%
Broadcasting - 1.4%
Fox Corp. - Class A	26,136	$1,689,692
		$–
Interactive Media & Services - 2.2%
Match Group, Inc.	46,440	1,501,870
Ziff Davis, Inc. (a)	36,012	1,220,807
		2,722,677
Total Communication Services		4,412,369

Consumer Discretionary - 9.3%
Apparel Retail - 0.9%
Abercrombie & Fitch Co. - Class A (a)	14,388	1,043,849
Ross Stores, Inc.	525	83,433
		1,127,282
Apparel, Accessories & Luxury Goods - 1.5%
PVH Corp.	3,869	303,059
Tapestry, Inc.	13,056	1,433,810
		1,736,869
Automotive Parts & Equipment - 1.2%
Aptiv PLC (a)	17,826	1,445,689
		$–
Automotive Retail - 0.0%(b)
AutoZone, Inc. (a)	3	11,023

Homebuilding - 5.7%
DR Horton, Inc.	9,646	1,438,026
Lennar Corp. - Class A	11,870	1,469,150
NVR, Inc. (a)	197	1,420,532
PulteGroup, Inc.	12,419	1,488,665
Taylor Morrison Home Corp. (a)	18,715	1,109,238
		6,925,611
Total Consumer Discretionary		11,246,474

Consumer Staples - 3.7%
Agricultural Products & Services - 1.3%
Bunge Global SA	16,077	1,520,884
		$–
Brewers - 1.2%
Molson Coors Beverage Co. - Class B	32,879	1,437,470

Packaged Foods & Meats - 0.8%
Cal-Maine Foods, Inc.	11,413	1,002,061
		$–

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 50.6% (CONTINUED)	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 0.4%
Monster Beverage Corp. (a)	7,703	$514,792
Total Consumer Staples		4,475,207

Energy - 11.9%
Coal & Consumable Fuels - 1.1%
Core Natural Resources, Inc.	16,823	1,329,017
		$–
Oil & Gas Equipment & Services - 3.9%
NOV, Inc.	87,888	1,283,165
SLB Ltd.	45,595	1,644,156
Weatherford International PLC	23,802	1,753,969
		4,681,290
Oil & Gas Exploration & Production - 5.7%
APA Corp.	63,176	1,430,936
California Resources Corp.	25,085	1,183,259
Chord Energy Corp.	11,545	1,047,362
Civitas Resources, Inc.	39,714	1,144,955
Gulfport Energy Corp. (a)	5,562	1,034,588
Permian Resources Corp.	81,900	1,028,664
		6,869,764
Oil & Gas Storage & Transportation - 1.2%
International Seaways, Inc.	29,435	1,507,955
Total Energy		14,388,026

Financials - 3.8%
Financial Exchanges & Data - 0.7%
Intercontinental Exchange, Inc.	5,707	834,877

Insurance Brokers - 0.6%
Brown & Brown, Inc.	9,010	718,457
		$–
Reinsurance - 2.5%
Everest Group Ltd.	4,873	1,532,656
Reinsurance Group of America, Inc.	54	9,853
RenaissanceRe Holdings Ltd.	5,985	1,520,729
		3,063,238
Total Financials		4,616,572

Health Care - 6.3%
Health Care Distributors - 1.3%
Henry Schein, Inc. (a)	23,934	1,512,629

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 50.6% (CONTINUED)	Shares	Value
Health Care Facilities - 1.3%
Universal Health Services, Inc. - Class B	7,351	$1,595,241
		$–
Health Care Services - 1.2%
DaVita, Inc. (a)	11,872	1,413,005

Life Sciences Tools & Services - 0.3%
Danaher Corp.	1,879	404,699
		$–
Managed Health Care - 1.0%
Molina Healthcare, Inc. (a)	7,750	1,186,215

Pharmaceuticals - 1.2%
Jazz Pharmaceuticals PLC (a)	10,583	1,456,644
Total Health Care		7,568,433

Industrials - 3.9%
Air Freight & Logistics - 0.0%(b)
Expeditors International of Washington, Inc.	171	20,845

Building Products - 1.2%
Masco Corp.	21,801	1,411,833
		$–
Industrial Machinery & Supplies & Components - 1.5%
Symbotic, Inc. (a)	21,740	1,759,853

Passenger Ground Transportation - 1.2%
Lyft, Inc. - Class A (a)	72,971	1,492,986
Total Industrials		4,685,517

Information Technology - 5.5%
Application Software - 3.0%
Clear Secure, Inc. - Class A	42,447	1,293,360
Dropbox, Inc. - Class A (a)	39,419	1,143,151
RingCentral, Inc. - Class A (a)	42,518	1,280,642
		3,717,153
Technology Hardware, Storage & Peripherals - 2.5%
HP, Inc.	53,927	1,492,160
NetApp, Inc.	12,817	1,509,587
		3,001,747
Total Information Technology		6,718,900

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

COMMON STOCKS - 50.6% (CONTINUED)	Shares		Value
Materials - 2.6%
Fertilizers & Agricultural Chemicals - 1.3%
CF Industries Holdings, Inc.	18,341		$1,527,622

Steel - 1.3%
Steel Dynamics, Inc.	10,070		1,578,976
Total Materials			3,106,598
TOTAL COMMON STOCKS (Cost $57,662,663)			61,218,096

EXCHANGE TRADED FUNDS - 49.2%
Invesco RAFI US 1500 Small-Mid ETF	1,903		86,358
iShares Core S&P Mid-Cap ETF	17,234		1,119,004
iShares Core S&P Small-Cap ETF	9,984		1,176,115
iShares Micro-Cap ETF	4,185		653,781
iShares Russell 2000 ETF	10,122		2,492,340
iShares Russell 2000 Value ETF	10,925		1,935,145
iShares Russell 2500 ETF	6,550		486,010
iShares Russell Mid-Cap ETF	7,294		698,473
iShares S&P Mid-Cap 400 Value ETF	3,343		427,336
iShares S&P Small-Cap 600 Value ETF	71,032		7,827,726
iShares U.S. Small-Cap Equity Factor ETF	20,206		1,499,083
Pacer US Cash Cows 100 ETF	1,163		67,384
Schwab US Small-Cap ETF	4,215		118,315
Vanguard Mid-Cap ETF	32,781		9,536,321
Vanguard Mid-Cap Growth ETF	636		185,648
Vanguard Mid-Cap Value ETF	41,025		7,070,659
Vanguard S&P Small-Cap 600 Value ETF	7,310		694,377
Vanguard Small-Cap ETF	38,238		9,750,308
Vanguard Small-Cap Value ETF	65,713		13,570,392
VictoryShares Free Cash Flow ETF	4,054		153,322
TOTAL EXCHANGE TRADED FUNDS (Cost $47,651,474)			59,548,097

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 4.03% (c)	284,773		284,773
TOTAL MONEY MARKET FUNDS (Cost $284,773)			284,773

TOTAL INVESTMENTS - 100.0% (Cost $105,598,910)			$121,050,966
Liabilities in Excess of Other Assets - (0.0)% (b)		(0.00018)	(22,108)
TOTAL NET ASSETS - 100.0%			$121,028,858

Percentages are stated as a percent of net assets.

BUSHIDO CAPITAL US SMID CAP EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2025 (Unaudited)

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% or (0.05)% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of October 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BUSHIDO CAPITAL US SMID CAP EQUITY ETF

Summary of Fair Value Disclosure as of October 31, 2025 (Unaudited)

Bushido Capital US SMID Cap Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$61,218,096	$—		$61,218,096
Exchange Traded funds	59,548,097			59,548,097
Money Market Funds	284,773	—	—	284,773
Total Investments	$121,050,966	$—	$—	$121,050,966
Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended October 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.